Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Financial Instruments
Restricted cash	$ 2,815	$ 2,821
Due from related parties	8,052	12,664
Book Value
Financial Instruments
Cash and cash equivalents	75,034	55,628
Restricted cash	18,841	3,251
Accounts receivable, net	10,669	3,741
Due from related parties	8,052	12,664
Notes receivable from ZIM	34,821	33,899
Accounts payable	12,573	13,982
Accrued liabilities	33,134	32,894
Long-term debt, including current portion	3,177,168	3,222,548
Vendor financing, including current portion	150,448	179,142
Fair Value
Financial Instruments
Cash and cash equivalents	75,034	55,628
Restricted cash	18,841	3,251
Accounts receivable, net	10,669	3,741
Due from related parties	8,052	12,664
Notes receivable from ZIM	34,503	34,071
Accounts payable	12,573	13,982
Accrued liabilities	33,134	32,894
Long-term debt, including current portion	3,178,764	3,223,337
Vendor financing, including current portion	$ 149,651	$ 179,500